BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2016	2015
Secured short-term loans	$7,799,852	$15,058,189
Add: amounts due within one year under long-term loan contracts	-	214,797
Total short-term bank loans	$7,799,852	$15,272,986

Schedule of Detailed Short-term Bank Debt [Table Text Block]
	December 31,	December 31,
	2016	2015
Guaranteed by ISIOT	$-	$2,311,500
Collateralized by land and office buildings and guaranteed by IST and guaranteed by Mr. Lin and Secured by iASPEC’s trade receivables	3,600,375	-
Secured by IST’s trade receivables and guaranteed by iASPEC, ISIOT, IST and Mr. Lin	2,759,327	-
Guaranteed by High-tech Investment Company and Mr. Lin (i)	1,440,150	-
Guaranteed by ISIOT and Mr. Lin	-	3,082,000
Guaranteed by IST and Mr. Lin	-	3,837,089
Guaranteed by IASEPC, ISIOT and Mr. Lin	-	5,827,600
Total	$7,799,852	$15,058,189